Mizuho Financial Group, Inc., Parent Company (Condensed Statements of Income) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income:
Total	[1]	¥ 3,429,800	¥ 3,366,500	¥ 2,877,100
Expenses:
Interest expense		1,313,476	889,936	601,712
Equity in undistributed net income (loss) of subsidiaries	[2]	29,172	24,342	26,785
Income tax expense (benefit)		9,335	237,604	91,244
Net income		84,471	577,608	362,440
Parent Company
Income:
Management fees from subsidiaries		39,292	47,945	48,594
Interest income on loans and discounts		106,920	68,869	39,359
Other income		9,575	52,672	21,054
Total		446,903	425,530	437,155
Expenses:
Operating expenses		40,680	38,661	38,927
Interest expense		110,861	74,227	48,594
Other expense		59,049	28,123	14,608
Total		210,590	141,011	102,129
Equity in undistributed net income (loss) of subsidiaries		(173,142)	309,210	32,595
Income before income tax expense		63,171	593,729	367,621
Income tax expense (benefit)		(21,300)	16,121	5,181
Net income		84,471	577,608	362,440
Parent Company | Banking Subsidiary
Income:
Banking subsidiaries		267,724	227,057	300,530
Parent Company | Non Banking Subsidiaries And Affiliated Companies
Income:
Banking subsidiaries		¥ 23,392	¥ 28,987	¥ 27,618

[1]	Total revenue is comprised of Interest and dividend income and Noninterest income.
[2]	These amounts are revenues from contracts that do not meet the scope of ASC 606.